SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONDENSED BALANCE SHEETS (Parenthetical)
Available-for-sale, amortized cost	$ 1,085,728	$ 1,093,869
Property and equipment, accumulated depreciation	45,647	38,703
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	32,627,244	32,317,691
Common stock, shares outstanding (in shares)	21,162,137	20,964,540
Treasury stock, shares (in shares)	11,465,107	11,353,151
PARENT COMPANY
CONDENSED BALANCE SHEETS (Parenthetical)
Available-for-sale, amortized cost	28,048	30,921
Property and equipment, accumulated depreciation	$ 2,616	$ 2,381
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	32,627,244	32,317,691
Common stock, shares outstanding (in shares)	21,162,137	20,964,540
Treasury stock, shares (in shares)	11,465,107	11,353,151